Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	CK0000932782
Entity Registrant Name	MEXICAN PETROLEUM
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31